Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 702,916	$ 21,437	$ 692,010	$ 656,745
Gain on disposal of property, plant and equipment	208,980	6,373	161,761	113,356
Royalty income	275,289	8,396	674,859	638,867
Impairment loss on non-financial assets (Notes 15 and 19)	(133,880)	(4,083)	(146,570)	(327,569)
Others	119,287	3,638	(60,290)	(67,071)
Other operating income and expenses, net	$ 1,172,592	$ 35,761	$ 1,321,770	$ 1,014,328